Equity - Treasury Stock - Additional Information (Details) - shares	1 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Equity
Treasury stock as a percentage of capital, held by parent			0.40%	0.50%
Treasury stock | Class B, Preference shares
Equity
Treasury stock as a percentage of capital, held by parent			0.40%	0.50%
Treasury stock | Class B, Preference shares | Restricted share unit retention plan
Equity
Number of shares delivered to eligible employees as a compensation for the Restricted Share Unit Retention Plan	402,888	403,399